Members' Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Members' Capital
Members' Capital

9)    Members’ Capital

(a)    Capitalization

Prior to September 16, 2019, the Company authorized 100 units of Class A Common Units (the “Class A Units”) to be issued and outstanding. In addition, there were Restricted Member Units (“RMU’s”) that were designated as a class of incentive units (also known as “Class B Units”).

On September 16, 2019, the Company amended and restated its operating agreement creating the rights and preferences relating to the Preferred Units and Common Units mentioned in the Private Placement Offering below. The issued and outstanding Preferred Units and Common Units were exchanged for Common Stock of the Company in connection with the Mergers.

(b)    Preferred Units

A holder of a Preferred Unit was entitled to vote on any matter requiring the approval of such units. In addition, the Preferred Unit holders were entitled to distributions, after adjustment for specific items, for each fiscal year.

The following actions required the prior consent of the holders of a majority of the outstanding Preferred Units: (a) amend, alter, or repeal any provision of the amended and restated operating agreement (if such amendment would adversely affect any of the rights or preferences of the Preferred Units); (b) authorize or create membership interests that have a preference over the Preferred Units as to dividends or liquidation; (c) declare or pay any dividends or distributions; (d) dissolve or liquidate (in whole or in part), consolidate, merge, convey, lease, sell, or transfer all or substantially all of the assets of the Company; or purchase or otherwise acquire (directly or indirectly) all or substantially all of the assets or equity interest issued by another company; or file a petition for bankruptcy or receivership of the Company; (e) repurchase or redeem any Membership Interests; or (f) enter into any agreement, commitment or arrangement to do any of the foregoing.

(c)    Common Units (formerly known as Class A Units)

A holder of a Common Unit was entitled to vote on any matter requiring the approval of such units. In addition, the Common Unit holders were entitled to distributions, after adjustment for specific items, for each fiscal year.

Effective with the amended and restated operating agreement on August 26, 2019, each Class A Unit was exchanged for 10,000 Common Units. There was no change to the ownership percentages as a result of the exchange and the rights and privileges of Common Unit holders is consistent with that of the  holders of Class A Units.

(d)    Class B Units

As of September 16, 2019, none of the Class B Units had been issued. Effective with the amended and restated operating agreement on September 16, 2019, the Class B Units were no longer an authorized membership interest of the Company

(e)    Liquidation

Upon liquidation of the Company or upon any Company sale, the Company was required to pay, hold, or distribute, or cause to be paid, held or distributed, the proceeds thereof as follows: (a) first, to the holders of Preferred Units, pro rata in proportion to the number of Preferred Units held by such holders, until the holders of such Preferred Units receive in respect of each Preferred Unit held by them, the preferred liquidation preference amount; (b) second, to the holders of Common Units, pro rata in proportion to the number of Common Units held by such holders, the remaining proceeds available for distribution.

9)    Members’ Capital

(a)    Capitalization

Prior to September 16, 2019, The Company authorized 100 units of Class A Common Units (the “Class A Units”) to be issued and outstanding. In addition, there were Restricted Member Units (“RMU’s”) that were designated as a class of incentive units (also known as “Class B Units”).

On September 16, 2019, the Company amended and restated its operating agreement creating the rights and preferences relating to the Preferred Units and Common Units mentioned in the Private Placement Offering below. The issued and outstanding Preferred Units and Common Units were exchanged for Common Stock of the Company in connection with the Mergers.

(b)    Preferred Units

A holder of a Preferred Unit was entitled to vote on any matter requiring the approval of such units. In addition, the Preferred Unit holders were entitled to distributions, after adjustment for specific items, for each fiscal year.

The following actions required the prior consent of the holders of a majority of the outstanding Preferred Units: (a) amend, alter or repeal any provision of the amended and restated operating agreement (if such amendment would adversely affect any of the rights or preferences of the Preferred Units); (b) authorize or create membership interests that have a preference over the Preferred Units as to dividends or liquidation; (c) declare or pay any dividends or distributions; (d) dissolve or liquidate (in whole or in part), consolidate, merge, convey, lease, sell, or transfer all or substantially all of the assets of the Company; or purchase or otherwise acquire (directly or indirectly) all or substantially all of the assets or equity interest issued by another company; or file a petition for bankruptcy or receivership of the Company; (e) repurchase or redeem any Membership Interests; or (f) enter into any agreement, commitment or arrangement to do any of the foregoing. See also Note 12 Section (f) for further discussion of Preferred Units.

(c)    Common Units (formerly known as Class A Units)

A holder of a Common Unit was entitled to vote on any matter requiring the approval of such units. In addition, the Common Unit holders were entitled to distributions, after adjustment for specific items, for each fiscal year.

Effective with the amended and restated operating agreement on August 26, 2019, each Class A Unit was exchanged for 10,000 Common Units. There was no change to the ownership percentages as a result of the exchange and the rights and privileges of Common Unit holders is consistent with that of the Class A Unit.

(d)    Class B Units

As of September 16, 2019, none of the Class B Units had been issued. Effective with the amended and restated operating agreement on September 16, 2019, the Class B Units were no longer an authorized membership interest of the Company.

(e)    Liquidation

Upon liquidation of the Company or upon any Company sale, the Company was required to pay, hold, or distribute, or cause to be paid, held or distributed, the proceeds thereof as follows: (a) first, to the holders of Preferred Units, pro rata in proportion to the number of Preferred Units held by such holders, until the holders of such Preferred Units receive in respect of each Preferred Unit held by them, the preferred liquidation preference amount; (b) second, to the holders of Common Units, pro rata in proportion to the number of Common Units held by such holders, the remaining proceeds available for distribution.

(f)    Private Placement Offering

On September 16, 2019, the Company executed a Private Placement offering (“Private Placement”) with V4 Capital Partners, LLC (“Lead Investor”) and other accredited investors (collectively “Investors”). None of the Investors had previously held an interest in the Company. Pursuant to the Private Placement, the Company agreed to issue and sell up to $3.5 million of the Company’s Preferred Units. Each Preferred Unit had an offering price of $12.7382 per unit. The Company issued 245,933 Preferred Units related to the Private Placement and received aggregate net proceeds from the Private Placement of $2.7 million.

The Preferred Units maintained a 5% non-cumulative quarterly dividend, included one vote per unit on all matters to be voted upon by Common Unit holders and required a mandatory conversion upon the closing of a qualified public offering, with the conversion price being subject to adjustment if the price per share in the qualified public offering was less than $15.92275 per Preferred Unit. Subject to adjustment, each Preferred Unit could be converted into one Common Unit. The Preferred Units did not meet the criteria for liability classification and are classified within equity. In addition, the embedded conversion feature was considered clearly and closely related to the Preferred Units and did not require bifurcation. However, the embedded conversion feature represents a beneficial conversion feature with a relative fair value of $26,500 and has been recorded to additional paid-in capital, included within the $250,000 proceeds received related to the issuance of the lead investor warrants.

In connection with the Private Placement, the Lead Investor received warrants (“Lead Investor Warrants”) to purchase an aggregate of 615,838.50 shares of the Company’s Preferred Units at an exercise price of $0.01 per Preferred Unit. The Lead Investor Warrants had an expiration date of September 16, 2020. The Lead Investor Warrants were only exercisable upon a qualified public offering being consummated within one year. As of the date of issuance, the fair value of the Lead Investor Warrants was estimated to be $2.1 million. To record the issuance of the Lead Investor Warrants, the Company allocated the proceeds of $250,000 received from the Lead Investor for the Preferred Units between the Lead Investor Warrants and the beneficial conversion feature for the embedded conversion option. Of the proceeds received, the relative fair value allocated to the Lead Investor Warrants was $223,500 and was included in additional paid-in capital. The Lead Investor Warrants did not meet the criteria for liability classification. In September 2020, the Company and the Lead Investor warrant holders amended the warrants to purchase an aggregate of 2,055,114.66 shares of the Company’s preferred units at an exercise price of $0.01 per preferred unit. The amendment also extended the expiration date to December 16, 2020. In November 2020, the Lead Investor warrant holders exercised their right to purchase 2,055,114.66 of the Company’s preferred units and the Company received $20,551 in proceeds.

The Company estimated their fair value using Monte Carlo Simulation approach. Significant judgments used in the valuation model included the overall likelihood of a qualified public offering occurring and Management’s estimate for the aggregate equity value, including an estimate for the proceeds from a qualified public offering as well as giving consideration in the event the price per share in a qualified public offering is below 125% of the $12.7382 price per Preferred Unit. Also incorporated in the fair value of the Lead Investor Warrants was a risk-free rate, estimated volatility of equity and an incremental discount for lack of marketability.

Also, in connection with the Private Placement, the placement agent received warrants (“Placement Agent Warrants”) to purchase an aggregate of 10,500 shares of the Company’s common stock at an exercise price of $12.7382 per share. The Placement Agent Warrants could be exercised any time on or after September 16, 2019. The Placement Agent Warrants contained an expiration date of September 16, 2024 and were converted into shares of common stock of the Company upon the consummation of the Mergers. As of the date of issuance, the fair value of the Placement Agent Warrants was estimated to be $135,800 and was included in additional paid-in capital. The Placement Agent Warrants did not meet the criteria for liability classification.

The Company estimated their fair value using the Black-Scholes valuation model. The inputs used to value the Placement Agent Warrants included the Preferred Unit Price and the Placement Agent Warrant Strike Price (both of which are $12.7382), the expiration date of the Placement Agent Warrants of September 16, 2024, the risk-free rate to the expiration date of 1.73%, and the estimated volatility over the expected term of the Placement Agent Warrants of 90.0%.

As there had been no public market for Metuchen’s Common Units, the estimated fair value of its Common Units was determined by the Board of Directors as of the Private Placement date, with input from management, considering the Company’s most recently available valuations of the aggregate equity value of the Company. In addition to considering the results of these valuations, the Company’s Board of Directors considered various objective and subjective factors to determine the fair value of its Common and Preferred Units as of the private placement date, including the progress of the Company’s products sales, external market conditions affecting and trends within the life sciences industry and the likelihood of achieving a liquidity event. The fair value of the Company’s Common Units as of the Private Placement Date was determined to be the difference between the fair value of the Company’s aggregate equity and the summation of the fair values of the Preferred Units, the Lead Investor Warrants and Placement Agent Warrants.